Fair Value (Quantitative Information about Level 3 Fair Value Measurements) (Detail) - Fair Value, Measurements, Recurring [Member] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value		¥ 94,763,780	¥ 93,081,251
Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value		1,410,377	1,312,628
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Monte Carlo Method [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 5,290	¥ 6,876
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate		25.90%	32.60%
Fair value inputs, Correlation between interest rates		37.50%	42.10%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate		52.90%	48.30%
Fair value inputs, Correlation between interest rates		54.00%	59.80%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate	[2]	41.40%	37.30%
Fair value inputs, Correlation between interest rates	[2]	51.60%	58.10%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 29,649	¥ 23,983
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default		0.00%	0.30%
Fair value inputs, Recovery rate		60.00%	60.00%
Fair value inputs, Market-required return on capital		8.00%	8.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default		0.90%	1.90%
Fair value inputs, Recovery rate		80.00%	80.00%
Fair value inputs, Market-required return on capital		10.00%	10.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	[2]	0.20%	0.90%
Fair value inputs, Recovery rate	[2]	72.00%	73.00%
Fair value inputs, Market-required return on capital	[2]	9.80%	9.40%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 11,018	¥ 126,101
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default		5.00%	0.10%
Fair value inputs, Recovery rate		17.40%	14.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default		13.40%	14.00%
Fair value inputs, Recovery rate		67.60%	68.40%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	[2]	7.00%	0.90%
Fair value inputs, Recovery rate	[2]	51.60%	40.70%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 171	¥ 269
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate		25.90%	32.60%
Fair value inputs, Correlation between interest rates		45.90%	52.20%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate		52.90%	44.60%
Fair value inputs, Correlation between interest rates		54.00%	59.80%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate	[2]	42.80%	36.90%
Fair value inputs, Correlation between interest rates	[2]	52.70%	59.50%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Internal Model [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]		¥ 9,064
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Internal Model [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium			1.50%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Internal Model [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium			2.50%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Internal Model [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium	[2]		2.30%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 150,588	¥ 90,420
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default		2.80%	4.60%
Fair value inputs, Recovery rate		60.00%	65.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default		5.30%	5.10%
Fair value inputs, Recovery rate		76.00%	76.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	[2]	4.40%	5.00%
Fair value inputs, Recovery rate	[2]	64.80%	68.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 560,800	¥ 430,386
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Asset correlations		11.00%	11.00%
Fair value inputs, Discount factor		1.50%	1.50%
Fair value inputs, Prepayment rate		5.30%	4.50%
Fair value inputs, Probability of default		0.00%	0.00%
Fair value inputs, Recovery rate		49.00%	54.50%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Asset correlations		15.00%	14.00%
Fair value inputs, Discount factor		7.30%	5.80%
Fair value inputs, Prepayment rate		25.90%	44.80%
Fair value inputs, Probability of default		83.70%	88.80%
Fair value inputs, Recovery rate		69.50%	79.20%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Asset correlations	[2]	14.70%	13.70%
Fair value inputs, Discount factor	[2]	1.80%	1.90%
Fair value inputs, Prepayment rate	[2]	24.60%	40.90%
Fair value inputs, Probability of default	[2],[3]
Fair value inputs, Recovery rate	[2]	68.50%	77.70%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 37,812	¥ 32,565
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium		0.60%	0.60%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium		0.80%	0.80%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Liquidity premium	[2]	0.80%	0.80%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 180,239	¥ 182,613
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default		0.00%	0.00%
Fair value inputs, Recovery rate		40.00%	25.00%
Fair value inputs, Market-required return on capital		8.00%	8.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default		25.00%	25.00%
Fair value inputs, Recovery rate		90.00%	90.00%
Fair value inputs, Market-required return on capital		10.00%	10.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Fair value inputs, Probability of default	[2]	0.50%	0.70%
Fair value inputs, Recovery rate	[2]	68.90%	66.90%
Fair value inputs, Market-required return on capital	[2]	10.00%	9.70%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ 27,962	¥ 12,366
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default		0.00%	0.00%
Fair value inputs, Correlation between interest rate and foreign exchange rate		25.90%	31.20%
Fair value inputs, Correlation between interest rates		10.30%	22.80%
Fair value inputs, Recovery rate		41.00%	40.00%
Fair value inputs, Volatility		38.20%	27.10%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default		13.40%	14.00%
Fair value inputs, Correlation between interest rate and foreign exchange rate		52.90%	48.30%
Fair value inputs, Correlation between interest rates		99.00%	99.40%
Fair value inputs, Recovery rate		46.00%	47.00%
Fair value inputs, Volatility		63.00%	39.50%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ 8,405	¥ (7,038)
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default		0.10%	0.10%
Fair value inputs, Correlation between interest rate and foreign exchange rate		32.90%	31.20%
Fair value inputs, Correlation between interest rates		54.00%	38.80%
Fair value inputs, Correlation between underlying assets		52.60%	49.90%
Fair value inputs, Recovery rate		41.00%	40.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Probability of default		13.40%	14.00%
Fair value inputs, Correlation between interest rate and foreign exchange rate		58.40%	58.70%
Fair value inputs, Correlation between interest rates		80.70%	78.70%
Fair value inputs, Correlation between underlying assets		73.20%	85.00%
Fair value inputs, Recovery rate		46.00%	47.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ 5,976	¥ 4,548
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and equity		5.70%	24.90%
Fair value inputs, Volatility		0.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and equity		59.60%	49.00%
Fair value inputs, Volatility		70.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member] | Option Model [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ (3,198)	¥ (1,347)
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between underlying assets		6.40%	11.40%
Fair value inputs, Recovery rate		37.20%	37.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Fair value inputs, Correlation between underlying assets		100.00%	87.30%
Fair value inputs, Recovery rate		37.20%	37.00%

[1]	The fair value as of March 31, 2014 and 2015 excludes the fair value of investments valued using vendor prices.
[2]	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.
[3]	See "Probability of default" in "Sensitivity to and range of unobservable inputs.".